Condensed Consolidated Statements of Stockholders' Equity (Statement) - USD ($) $ in Thousands	Previously Reported Common Stock	Previously Reported Treasury Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported	Revision of Prior Period, Adjustment Common Stock	Revision of Prior Period, Adjustment Treasury Stock	Revision of Prior Period, Adjustment Additional Paid-in Capital	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Shares outstanding at beginning of period (in shares) at Dec. 31, 2019	3,681,185					16,945,064			20,626,249
Total stockholders' equity at beginning of period at Dec. 31, 2019	$ 36	$ (23,453)	$ 181,464	$ (72,745)	$ 85,302	$ (34)	$ 23,453	$ (23,419)	$ 2		$ 158,045	$ (72,745)	$ 85,302
Stock-based compensation expense and vesting of restricted stock units											749		749
Net loss												(2,409)	(2,409)
Shares outstanding at end of period (in shares) at Mar. 31, 2020									20,626,249
Total stockholders' equity at end of period at Mar. 31, 2020									$ 2		158,794	(75,154)	83,642
Shares outstanding at beginning of period (in shares) at Dec. 31, 2020	3,681,185					16,945,064			20,626,249
Total stockholders' equity at beginning of period at Dec. 31, 2020	$ 36	$ (23,453)	$ 184,452	$ (78,016)	$ 83,019	$ (34)	$ 23,453	$ (23,419)	$ 2		161,033	(78,016)	83,019
Conversion of convertible promissory note (in shares)									290,563
Conversion of convertible promissory note											2,730		2,730
Business Combination and PIPE financing (in shares)									12,644,168
Business Combination and PIPE financing									$ 1	$ (4,445)	99,299		94,855
Stock-based compensation expense and vesting of restricted stock units											3,498		3,498
Net loss												(4,997)	(4,997)
Shares outstanding at end of period (in shares) at Mar. 31, 2021									33,560,980
Total stockholders' equity at end of period at Mar. 31, 2021									$ 3	$ (4,445)	$ 266,560	$ (83,013)	$ 179,105